Financial investments - Summary of investments in VC funds in the form of partnership measured at fair value (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Financial investments
Opening balance	¥ 35,224,215	$ 5,036,996	¥ 17,227,629
Switch in	0	0	374,471
Redemption	834,425	119,321	0
Fair value adjustment	(21,052,326)	(3,010,443)	17,133,677	¥ 6,497,518
Exchange differences	(420,226)	(60,092)	488,438
Ending Balance	¥ 12,917,238	$ 1,847,140	¥ 35,224,215	¥ 17,227,629